UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894
                                   ---------

                             FRANKLIN MANAGED TRUST
                             ----------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 09/30
                         -----

Date of reporting period: 09/30/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.



                                [GRAPHIC OMITTED]

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                                                              SEPTEMBER 30, 2004
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                                              A series of Franklin Managed Trust

--------------------------------------------------------------------------------
                      ANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE

                                   Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE              Each of our portfolio management groups
                                   operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                   FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                   TEMPLETON. Founded in 1940, Templeton
                                   pioneered international investing and, in
                                   1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                   MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION               Because our management groups work
                                   independently and adhere to distinctly
                                   different investment approaches, Franklin,
                                   Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST          At Franklin Templeton Investments, we seek to
                                   consistently provide investors with
                                   exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Rising Dividends Fund ............................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   12

Financial Highlights and Statement of Investments .........................   14

Financial Statements ......................................................   20

Notes to Financial Statements .............................................   24

Report of Independent Registered Public Accounting Firm ...................   33

Tax Designation ...........................................................   34

Board Members and Officers ................................................   35

Shareholder Information ...................................................   39

--------------------------------------------------------------------------------


ANNUAL REPORT

FRANKLIN RISING DIVIDENDS FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital is also an important consideration. The Fund invests at least 80% of its net assets in equity securities of companies that have paid consistently rising dividends.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Rising Dividends Fund covers the fiscal year ended September 30, 2004.

PERFORMANCE OVERVIEW

For the year under review, Franklin Rising Dividends Fund - Class A posted a +13.86% cumulative total return. The Fund underperformed its benchmark, the Russell Midcap(R) Value Index, which posted a 25.62% total return for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2004, the domestic economy grew, with one-year gross domestic product (GDP) increasing an estimated 3.9%. Major contributors to growth included inventory investment, equipment and software spending, and federal government spending. The economy experienced solid export growth and a resilient housing market; however, job worries contributed to declining consumer confidence late in the period, which could be seen in relatively weak consumer spending and modest retail sales.

Labor market conditions improved during the reporting period. More than one-half of the jobs lost during the recession and weak economic expansion have been recovered. The economy created 1.8 million jobs since summer 2003. In addition, the unemployment rate fell from 6.1% in September 2003

(1) Source: Standard & Poor's Micropal. The Russell Midcap Value Index is market capitalization weighted and measures performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 9/30/04

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Finance*                                       35.2%
Producer Manufacturing                         21.3%
Health Technology                              11.8%
Consumer Non-Durables                           6.8%
Process Industries                              6.4%
Retail Trade                                    4.1%
Consumer Durables                               3.5%
Non-Energy Minerals                             2.7%
Technology Services                             2.4%
Electronic Technology                           1.4%
Commercial Services                             0.3%
Short-Term Investments & Other Net Assets       4.1%

to 5.4% at period-end.(2) Services created the most jobs led by leisure and hospitality, education and health, and business and professional services.

In light of positive economic developments, consumer inflation remained modest but picked up speed in 2004, with record-high oil prices a dominant theme. Excluding the volatile food and energy categories, consumer prices increased 2.0% for the 12 months ended September 30, 2004.(2) Consequently, the Federal Reserve Board (Fed) raised the federal funds target rate during the reporting period, with quarter percentage point hikes on June 30, August 10 and September
21. As a result of the increases, the federal funds target rate rose from 1.0% to 1.75%. With core inflation expected to remain relatively low, Fed policymakers believe they can raise interest rates at a measured pace. Nonetheless, the Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets sustained a rally through early 2004, then flattened and traded in a fairly narrow range through period-end. Despite continued signs of enhanced corporate fundamentals, investors appeared cautious due to geopolitical uncertainty, soaring oil prices and rising short-term interest rates. The Standard & Poor's 500 Composite Index (S&P 500) rose 13.86% for the 12 months under review, while the technology-heavy NASDAQ Composite Index gained 6.75%.(3)

INVESTMENT STRATEGY

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening procedures, requiring consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio.

(2)   Source: Bureau of Labor Statistics.

(3) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.


4 | Annual Report

MANAGER'S DISCUSSION

Significant positive contributors to the Fund's return during the fiscal year ended September 30, 2004, were Nucor, Carlisle and National Commerce Financial. Strong customer demand for steel enabled Nucor to raise its selling prices and improve its profitability during the period. Nucor has 31 consecutive years of dividend increases. Carlisle, which manufactures a variety of industrial products including commercial roofing materials, and tires for lawn and garden equipment, had strong sales and earnings growth in recent quarters. Carlisle has increased its dividend for 28 years in a row. National Commerce, a southeastern regional bank, reached an agreement to be acquired by SunTrust Banks. National Commerce has 29 consecutive years of dividend increases.

Three stocks that declined during the period were Family Dollar Stores, Superior Industries International and Hillenbrand Industries. Family Dollar had disappointing sales and earnings results over the last several quarters, partly due to its inability to meet its plan for new store openings. Nevertheless, the company increased its dividend for the 28th year in a row. Operational problems as well as increased selling price pressure caused Superior to lower its earnings expectations for 2004. Superior has a strong balance sheet and has increased its dividend for 21 successive years. A difficult product transition in its hospital-beds unit and higher raw material prices led Hillenbrand to reduce its 2004 earnings expectations. Still, Hillenbrand has 33 consecutive years of dividend increases.

New positions we added to the portfolio during the 12 months under review were United Technologies and Freddie Mac. United Technologies provides high-technology products and support services to customers in the aerospace and building industries worldwide. Freddie Mac is one of two stockholder-owned, but government sponsored, entities created to support the home mortgage finance system. Freddie Mac has increased its dividend for 14 years in a row.

The Fund eliminated several positions during the reporting period. We sold Universal, which had a long-term dividend growth rate below our guidelines, following strong appreciation during the period. The Fund also liquidated Limited Brands, which did not have the history of consistent annual dividends that we prefer. We divested our Royal Dutch Petroleum holding after the company announced that it had previously overstated its levels of oil reserves. We also sold Fresh Brands because the company cut its dividend as a result of operating problems.

TOP 10 EQUITY HOLDINGS
9/30/04

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Praxair Inc.                                                                4.2%
 PROCESS INDUSTRIES
--------------------------------------------------------------------------------
Family Dollar Stores Inc.                                                   4.1%
 RETAIL TRADE
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 4.1%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Carlisle Cos. Inc.                                                          4.1%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
General Electric Co.                                                        4.0%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Hillenbrand Industries Inc.                                                 4.0%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Old Republic International Corp.                                            3.9%
 FINANCE
--------------------------------------------------------------------------------
American International Group Inc.                                           3.9%
 FINANCE
--------------------------------------------------------------------------------
Roper Industries Inc.                                                       3.7%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Fannie Mae                                                                  3.5%
 FINANCE
--------------------------------------------------------------------------------

                                                               Annual Report | 5

Our 10 largest positions on September 30, 2004, represented 39.5% of the Fund's total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 24 years in a row and by 243% in the past 10 years. At period-end, their most recent year-over-year dividend increases averaged 14% with a yield of 1.7% and a dividend payout ratio of 26%, based on estimates of calendar year 2004 operating earnings. The average price/earnings ratio was 16.1 times 2004 estimates versus
17.1 for that of the unmanaged S&P 500 on September 30, 2004.

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]


/s/ Donald G. Taylor

Donald G. Taylor
Senior Portfolio Manager

William J. Lippman
Bruce Baughman
Margaret McGee

Portfolio Management Team
Franklin Rising Dividends Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

PERFORMANCE SUMMARY AS OF 9/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A                                          CHANGE     9/30/04     9/30/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$3.55      $30.58      $27.03
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
--------------------------------------------------------------------------------
Dividend Income                       $0.1599
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0389
--------------------------------------------------------------------------------
       TOTAL                          $0.1988
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS B                                          CHANGE     9/30/04     9/30/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$3.44      $30.25      $26.81
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
--------------------------------------------------------------------------------
Dividend Income                       $0.0705
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0389
--------------------------------------------------------------------------------
       TOTAL                          $0.1094
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS C                                          CHANGE     9/30/04     9/30/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$3.44      $30.21      $26.77
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
--------------------------------------------------------------------------------
Dividend Income                       $0.0667
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0389
--------------------------------------------------------------------------------
       TOTAL                          $0.1056
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS R                                          CHANGE     9/30/04     9/30/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$3.54      $30.51      $26.97
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
--------------------------------------------------------------------------------
Dividend Income                       $0.1590
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0389
--------------------------------------------------------------------------------
       TOTAL                          $0.1979
--------------------------------------------------------------------------------

Franklin Rising Dividends Fund paid distributions derived from long-term capital gains of 3.89 cents ($0.0389) per share in December 2003. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


                                                               Annual Report | 7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------
CLASS A                                1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------
Cumulative Total Return(1)            +13.86%         +66.36%          +234.71%
Average Annual Total Return(2)         +7.31%          +9.41%           +12.18%
Value of $10,000 Investment(3)        $10,731         $15,678           $31,557
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
CLASS B                                1-YEAR          5-YEAR      INCEPTION (1/1/99)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)            +13.26%         +62.00%           +46.81%
Average Annual Total Return(2)         +9.26%          +9.86%            +6.78%
Value of $10,000 Investment(3)        $10,926         $16,000           $14,581
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
CLASS C                                1-YEAR          5-YEAR      INCEPTION (5/1/95)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)            +13.26%         +61.89%          +199.14%
Average Annual Total Return(2)        +12.26%         +10.11%           +12.34%
Value of $10,000 Investment(3)        $11,226         $16,189           $29,914
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
CLASS R                                                1-YEAR      INCEPTION (1/1/02)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +13.82%           +25.73%
Average Annual Total Return(2)                        +12.82%            +8.71%
Value of $10,000 Investment(3)                        $11,282           $12,573
-------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FRANKLIN RISING DIVIDENDS    RUSSELL MIDCAP              Russell MidCap     Consumer Price
      DATE            FUND - CLASS A          VALUE INDEX(4)    CPI(4)       Value            Index NSA
----------------------------------------------------------------------------------------------------------
   10/1/1994              9428.00               10000.00     10000.00
   10/31/1994             9389.00                9991.29     10006.69       -0.087061%         0.066934%
   11/30/1994             9158.00                9550.28     10020.08       -4.413958%         0.133779%
   12/31/1994             9248.00                9665.48     10020.08        1.206236%         0.000000%
   1/31/1995              9487.00                9938.41     10060.24        2.823733%         0.400802%
   2/28/1995              9772.00               10440.01     10100.40        5.047138%         0.399202%
   3/31/1995              9983.00               10636.38     10133.87        1.880922%         0.331345%
   4/30/1995             10055.00               10861.34     10167.34        2.115021%         0.330251%
   5/31/1995             10419.00               11297.85     10187.42        4.018883%         0.197498%
   6/30/1995             10533.00               11558.32     10207.50        2.305488%         0.197109%
   7/31/1995             10787.00               11961.24     10207.50        3.485997%         0.000000%
   8/31/1995             10957.00               12195.84     10234.27        1.961301%         0.262295%
   9/30/1995             11343.00               12475.37     10254.35        2.292039%         0.196207%
   10/31/1995            11238.00               12232.14     10287.82       -1.949703%         0.326371%
   11/30/1995            11815.00               12901.17     10281.12        5.469495%        -0.065062%
   12/31/1995            12045.00               13042.11     10274.43        1.092435%        -0.065104%
   1/31/1996             12289.00               13359.36     10334.67        2.432468%         0.586319%
   2/29/1996             12441.00               13486.22     10368.14        0.949627%         0.323834%
   3/31/1996             12414.00               13770.98     10421.69        2.111508%         0.516462%
   4/30/1996             12368.00               13887.87     10461.85        0.848780%         0.385357%
   5/31/1996             12719.00               14020.51     10481.93        0.955112%         0.191939%
   6/30/1996             12845.00               14035.45     10488.62        0.106508%         0.063857%
   7/31/1996             12433.00               13367.86     10508.70       -4.756459%         0.191449%
   8/31/1996             12719.00               13928.64     10528.78        4.195038%         0.191083%
   9/30/1996             13366.00               14439.71     10562.25        3.669190%         0.317864%
   10/31/1996            13773.00               14819.89     10595.72        2.632860%         0.316857%
   11/30/1996            14727.00               15749.91     10615.80        6.275509%         0.189514%
   12/31/1996            14866.00               15684.36     10615.80       -0.416180%         0.000000%
   1/31/1997             15157.00               16177.23     10649.26        3.142401%         0.315259%
   2/28/1997             15570.00               16451.19     10682.73        1.693489%         0.314268%
   3/31/1997             15085.00               15951.48     10709.50       -3.037550%         0.250627%
   4/30/1997             15463.00               16353.78     10722.89        2.522044%         0.125000%
   5/31/1997             16639.00               17317.80     10716.20        5.894779%        -0.062422%
   6/30/1997             17230.00               17960.62     10729.59        3.711888%         0.124922%
   7/31/1997             18701.00               19294.15     10742.97        7.424745%         0.124766%
   8/31/1997             18315.00               19068.77     10763.05       -1.168097%         0.186916%
   9/30/1997             19260.00               20251.46     10789.83        6.202207%         0.248756%
   10/31/1997            18788.00               19635.87     10816.60       -3.039697%         0.248139%
   11/30/1997            19239.00               20298.47     10809.91        3.374396%        -0.061881%
   12/31/1997            19675.00               21075.05     10796.52        3.825849%        -0.123839%
   1/31/1998             19586.00               20665.61     10816.60       -1.942798%         0.185989%
   2/28/1998             21143.00               22046.34     10836.68        6.681305%         0.185644%
   3/31/1998             21725.00               23181.29     10856.76        5.148025%         0.185300%
   4/30/1998             21636.00               23051.99     10876.84       -0.557769%         0.184957%
   5/31/1998             20808.00               22513.74     10896.92       -2.334968%         0.184615%
   6/30/1998             20532.00               22585.38     10910.31        0.318203%         0.122850%
   7/31/1998             19834.00               21440.25     10923.70       -5.070192%         0.122699%
   8/31/1998             16684.00               18425.45     10937.08      -14.061409%         0.122549%
   9/30/1998             17517.00               19500.60     10950.47        5.835124%         0.122399%
   10/31/1998            19372.00               20763.54     10977.24        6.476387%         0.244499%
   11/30/1998            20072.00               21493.08     10977.24        3.513562%         0.000000%
   12/31/1998            20861.00               22146.35     10970.55        3.039482%        -0.060976%
   1/31/1999             19762.00               21630.24     10997.32       -2.330484%         0.244051%
   2/28/1999             19062.00               21154.53     11010.71       -2.199257%         0.121729%
   3/31/1999             18940.00               21456.69     11044.18        1.428322%         0.303951%
   4/30/1999             20406.00               23488.97     11124.50        9.471555%         0.727273%
   5/31/1999             20620.00               23587.02     11124.50        0.417423%         0.000000%
   6/30/1999             21366.00               23855.95     11124.50        1.140192%         0.000000%
   7/31/1999             21019.00               23258.78     11157.97       -2.503229%         0.300842%
   8/31/1999             20138.00               22454.93     11184.74       -3.456142%         0.239952%
   9/30/1999             18969.00               21318.34     11238.29       -5.061628%         0.478755%
   10/31/1999            19139.00               21947.35     11258.37        2.950563%         0.178678%
   11/30/1999            18907.00               21544.81     11265.06       -1.834138%         0.059453%
   12/31/1999            18716.00               22121.95     11265.06        2.678771%         0.000000%
   1/31/2000             17823.00               20798.90     11298.53       -5.980686%         0.297089%
   2/29/2000             17765.00               19929.00     11365.46       -4.182448%         0.592417%
   3/31/2000             19283.00               22344.95     11459.17       12.122801%         0.824499%
   4/30/2000             19196.00               22434.35     11465.86        0.400081%         0.058411%
   5/31/2000             19516.00               22819.90     11479.25        1.718563%         0.116754%
   6/30/2000             18451.00               21969.35     11539.49       -3.727233%         0.524781%
   7/31/2000             18276.00               22482.78     11566.27        2.337053%         0.232019%
   8/31/2000             19336.00               23861.24     11566.27        6.131162%         0.000000%
   9/30/2000             19528.00               24089.71     11626.51        0.957485%         0.520833%
   10/31/2000            20006.00               24547.59     11646.59        1.900750%         0.172712%
   11/30/2000            20328.00               24227.52     11653.28       -1.303888%         0.057471%
   12/31/2000            22268.00               26364.78     11646.59        8.821642%        -0.057438%
   1/31/2001             22650.00               26269.06     11720.21       -0.363073%         0.632184%
   2/28/2001             22532.00               26158.02     11767.07       -0.422701%         0.399772%
   3/31/2001             22120.00               25433.67     11793.84       -2.769125%         0.227531%
   4/30/2001             23237.00               26831.71     11840.70        5.496797%         0.397276%
   5/31/2001             24060.00               27593.55     11894.24        2.839341%         0.452233%
   6/30/2001             24120.00               27225.68     11914.32       -1.333180%         0.168824%
   7/31/2001             24621.00               27116.36     11880.86       -0.401524%        -0.280899%
   8/31/2001             24473.00               26621.09     11880.86       -1.826490%         0.000000%
   9/30/2001             22340.00               24080.93     11934.40       -9.541879%         0.450704%
   10/31/2001            22684.00               24209.49     11894.24        0.533836%        -0.336512%
   11/30/2001            24258.00               25903.92     11874.16        6.999057%        -0.168824%
   12/31/2001            25187.00               26977.82     11827.31        4.145698%        -0.394589%
   1/31/2002             25766.00               27250.41     11854.08        1.010404%         0.226372%
   2/28/2002             26417.00               27693.07     11900.94        1.624444%         0.395257%
   3/31/2002             27742.00               29108.57     11967.87        5.111363%         0.562430%
   4/30/2002             28088.00               29089.40     12034.81       -0.065842%         0.559284%
   5/31/2002             27915.00               29045.58     12034.81       -0.150650%         0.000000%
   6/30/2002             26923.00               27748.83     12041.50       -4.464523%         0.055617%
   7/31/2002             25203.00               25032.30     12054.89       -9.789719%         0.111173%
   8/31/2002             25570.00               25323.58     12095.05        1.163618%         0.333148%
   9/30/2002             23294.00               22766.88     12115.13      -10.096103%         0.166021%
   10/31/2002            24404.00               23490.18     12135.21        3.176984%         0.165746%
   11/30/2002            25188.00               24969.31     12135.21        6.296788%         0.000000%
   12/31/2002            24742.00               24375.87     12108.43       -2.376692%        -0.220629%
   1/31/2003             23789.00               23700.73     12161.98       -2.769716%         0.442233%
   2/28/2003             23338.00               23307.84     12255.69       -1.657706%         0.770501%
   3/31/2003             23328.00               23387.39     12329.32        0.341322%         0.600765%
   4/30/2003             25286.00               25165.87     12302.54        7.604423%        -0.217155%
   5/31/2003             26485.00               27380.88     12282.46        8.801657%        -0.163221%
   6/30/2003             26536.00               27572.12     12295.85        0.698448%         0.108992%
   7/31/2003             27510.00               28429.03     12309.24        3.107862%         0.108873%
   8/31/2003             27868.00               29438.49     12356.09        3.550809%         0.380642%
   9/30/2003             27715.00               29209.85     12396.25       -0.776649%         0.325027%
   10/31/2003            29642.00               31353.87     12382.87        7.340046%        -0.107991%
   11/30/2003            29785.00               32262.39     12349.40        2.897641%        -0.270270%
   12/31/2003            30607.00               33655.10     12336.01        4.316807%        -0.108401%
   1/31/2004             30958.00               34543.14     12396.25        2.638656%         0.488334%
   2/29/2004             31505.00               35397.37     12463.19        2.472943%         0.539957%
   3/31/2004             31247.00               35454.43     12543.51        0.161199%         0.644468%
   4/30/2004             30690.00               33954.83     12583.67       -4.229670%         0.320171%
   5/31/2004             31206.00               34824.98     12657.30        2.562673%         0.585106%
   6/30/2004             31897.00               36067.97     12697.46        3.569242%         0.317292%
   7/31/2004             31134.00               35090.76     12677.38       -2.709337%        -0.158144%
   8/31/2004             31546.00               35655.84     12684.07        1.610336%         0.052798%
   9/30/2004             31557.00               36693.73     12710.84        2.910861%         0.211082%

                         215.57%                266.94%       27.11%

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FRANKLIN RISING DIVIDENDS    RUSSELL MIDCAP                  Russell MidCap     Consumer Price
      DATE            FUND - CLASS B          VALUE INDEX(4)       CPI(4)         Value           Index NSA
--------------------------------------------------------------------------------------------------------------
  1/1/1999                 10000                  10000           10000
  1/31/1999                 9473                   9767           10024         -2.330484%        0.244051%
  2/28/1999                 9133                   9552           10037         -2.199257%        0.121729%
  3/31/1999                 9075                   9689           10067          1.428322%        0.303951%
  4/30/1999                 9774                  10606           10140          9.471555%        0.727273%
  5/31/1999                 9867                  10651           10140          0.417423%        0.000000%
  6/30/1999                10222                  10772           10140          1.140192%        0.000000%
  7/31/1999                10051                  10502           10171         -2.503229%        0.300842%
  8/31/1999                 9625                  10139           10195         -3.456142%        0.239952%
  9/30/1999                 9063                   9626           10244         -5.061628%        0.478755%
  10/31/1999                9140                   9910           10262          2.950563%        0.178678%
  11/30/1999                9024                   9728           10268         -1.834138%        0.059453%
  12/31/1999                8930                   9989           10268          2.678771%        0.000000%
  1/31/2000                 8498                   9392           10299         -5.980686%        0.297089%
  2/29/2000                 8471                   8999           10360         -4.182448%        0.592417%
  3/31/2000                 9194                  10090           10445         12.122801%        0.824499%
  4/30/2000                 9147                  10130           10451          0.400081%        0.058411%
  5/31/2000                 9291                  10304           10464          1.718563%        0.116754%
  6/30/2000                 8780                   9920           10519         -3.727233%        0.524781%
  7/31/2000                 8692                  10152           10543          2.337053%        0.232019%
  8/31/2000                 9194                  10774           10543          6.131162%        0.000000%
  9/30/2000                 9278                  10878           10598          0.957485%        0.520833%
  10/31/2000                9506                  11084           10616          1.900750%        0.172712%
  11/30/2000                9650                  10940           10622         -1.303888%        0.057471%
  12/31/2000               10570                  11905           10616          8.821642%       -0.057438%
  1/31/2001                10747                  11862           10683         -0.363073%        0.632184%
  2/28/2001                10682                  11811           10726         -0.422701%        0.399772%
  3/31/2001                10481                  11484           10750         -2.769125%        0.227531%
  4/30/2001                11008                  12116           10793          5.496797%        0.397276%
  5/31/2001                11390                  12460           10842          2.839341%        0.452233%
  6/30/2001                11416                  12294           10860         -1.333180%        0.168824%
  7/31/2001                11644                  12244           10830         -0.401524%       -0.280899%
  8/31/2001                11574                  12021           10830         -1.826490%        0.000000%
  9/30/2001                10556                  10874           10879         -9.541879%        0.450704%
  10/31/2001               10720                  10932           10842          0.533836%       -0.336512%
  11/30/2001               11452                  11697           10824          6.999057%       -0.168824%
  12/31/2001               11894                  12182           10781          4.145698%       -0.394589%
  1/31/2002                12159                  12305           10805          1.010404%        0.226372%
  2/28/2002                12457                  12505           10848          1.624444%        0.395257%
  3/31/2002                13083                  13144           10909          5.111363%        0.562430%
  4/30/2002                13237                  13135           10970         -0.065842%        0.559284%
  5/31/2002                13146                  13115           10970         -0.150650%        0.000000%
  6/30/2002                12679                  12530           10976         -4.464523%        0.055617%
  7/31/2002                11860                  11303           10988         -9.789719%        0.111173%
  8/31/2002                12029                  11435           11025          1.163618%        0.333148%
  9/30/2002                10955                  10280           11043        -10.096103%        0.166021%
  10/31/2002               11470                  10607           11062          3.176984%        0.165746%
  11/30/2002               11836                  11275           11062          6.296788%        0.000000%
  12/31/2002               11619                  11007           11037         -2.376692%       -0.220629%
  1/31/2003                11174                  10702           11086         -2.769716%        0.442233%
  2/28/2003                10952                  10524           11171         -1.657706%        0.770501%
  3/31/2003                10947                  10560           11239          0.341322%        0.600765%
  4/30/2003                11861                  11363           11214          7.604423%       -0.217155%
  5/31/2003                12412                  12364           11196          8.801657%       -0.163221%
  6/30/2003                12431                  12450           11208          0.698448%        0.108992%
  7/31/2003                12881                  12837           11220          3.107862%        0.108873%
  8/31/2003                13045                  13293           11263          3.550809%        0.380642%
  9/30/2003                12963                  13189           11300         -0.776649%        0.325027%
  10/31/2003               13858                  14158           11287          7.340046%       -0.107991%
  11/30/2003               13920                  14568           11257          2.897641%       -0.270270%
  12/31/2003               14298                  15197           11245          4.316807%       -0.108401%
  1/31/2004                14458                  15598           11300          2.638656%        0.488334%
  2/29/2004                14706                  15983           11361          2.472943%        0.539957%
  3/31/2004                14580                  16009           11434          0.161199%        0.644468%
  4/30/2004                14313                  15332           11470         -4.229670%        0.320171%
  5/31/2004                14546                  15725           11538          2.562673%        0.585106%
  6/30/2004                14861                  16286           11574          3.569242%        0.317292%
  7/31/2004                14502                  15845           11556         -2.709337%       -0.158144%
  8/31/2004                14687                  16100           11562          1.610336%        0.052798%
  9/30/2004                14581                  16569           11586          2.910861%        0.211082%

                           45.81%                 65.69%          15.86%


                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS C                     9/30/04
-----------------------------------
1-Year                      +12.26%
-----------------------------------
5-Year                      +10.11%
-----------------------------------
Since Inception (5/1/95)    +12.34%
-----------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              FRANKLIN RISING DIVIDENDS   RUSSELL MIDCAP               Russell MidCap   Consumer Price
      DATE          FUND - CLASS C         VALUE INDEX(4)     CPI(4)       Value          Index NSA
------------------------------------------------------------------------------------------------------
  5/1/1995              10000.00             10000.00      10000.00
  5/31/1995             10389.00             10401.89      10019.75       4.018883%        0.197498%
  6/30/1995             10498.00             10641.70      10039.50       2.305488%        0.197109%
  7/31/1995             10745.00             11012.67      10039.50       3.485997%        0.000000%
  8/31/1995             10908.00             11228.66      10065.83       1.961301%        0.262295%
  9/30/1995             11285.00             11486.03      10085.58       2.292039%        0.196207%
  10/31/1995            11174.00             11262.09      10118.50      -1.949703%        0.326371%
  11/30/1995            11742.00             11878.06      10111.92       5.469495%       -0.065062%
  12/31/1995            11965.00             12007.82      10105.33       1.092435%       -0.065104%
  1/31/1996             12201.00             12299.91      10164.58       2.432468%        0.586319%
  2/29/1996             12346.00             12416.71      10197.50       0.949627%        0.323834%
  3/31/1996             12311.00             12678.89      10250.16       2.111508%        0.516462%
  4/30/1996             12251.00             12786.51      10289.66       0.848780%        0.385357%
  5/31/1996             12600.00             12908.64      10309.41       0.955112%        0.191939%
  6/30/1996             12722.00             12922.38      10316.00       0.106508%        0.063857%
  7/31/1996             12306.00             12307.74      10335.75      -4.756459%        0.191449%
  8/31/1996             12590.00             12824.05      10355.50       4.195038%        0.191083%
  9/30/1996             13222.00             13294.59      10388.41       3.669190%        0.317864%
  10/31/1996            13619.00             13644.62      10421.33       2.632860%        0.316857%
  11/30/1996            14552.00             14500.89      10441.08       6.275509%        0.189514%
  12/31/1996            14683.00             14440.54      10441.08      -0.416180%        0.000000%
  1/31/1997             14972.00             14894.32      10474.00       3.142401%        0.315259%
  2/28/1997             15366.00             15146.55      10506.91       1.693489%        0.314268%
  3/31/1997             14887.00             14686.47      10533.25      -3.037550%        0.250627%
  4/30/1997             15247.00             15056.87      10546.41       2.522044%        0.125000%
  5/31/1997             16404.00             15944.43      10539.83       5.894779%       -0.062422%
  6/30/1997             16984.00             16536.27      10553.00       3.711888%        0.124922%
  7/31/1997             18417.00             17764.05      10566.16       7.424745%        0.124766%
  8/31/1997             18035.00             17556.55      10585.91      -1.168097%        0.186916%
  9/30/1997             18955.00             18645.44      10612.25       6.202207%        0.248756%
  10/31/1997            18482.00             18078.68      10638.58      -3.039697%        0.248139%
  11/30/1997            18913.00             18688.72      10632.00       3.374396%       -0.061881%
  12/31/1997            19341.00             19403.73      10618.83       3.825849%       -0.123839%
  1/31/1998             19245.00             19026.75      10638.58      -1.942798%        0.185989%
  2/28/1998             20765.00             20297.99      10658.33       6.681305%        0.185644%
  3/31/1998             21333.00             21342.93      10678.08       5.148025%        0.185300%
  4/30/1998             21237.00             21223.89      10697.83      -0.557769%        0.184957%
  5/31/1998             20413.00             20728.32      10717.58      -2.334968%        0.184615%
  6/30/1998             20133.00             20794.27      10730.74       0.318203%        0.122850%
  7/31/1998             19437.00             19739.96      10743.91      -5.070192%        0.122699%
  8/31/1998             16342.00             16964.25      10757.08     -14.061409%        0.122549%
  9/30/1998             17159.00             17954.13      10770.24       5.835124%        0.122399%
  10/31/1998            18959.00             19116.91      10796.58       6.476387%        0.244499%
  11/30/1998            19638.00             19788.60      10796.58       3.513562%        0.000000%
  12/31/1998            20397.00             20390.07      10789.99       3.039482%       -0.060976%
  1/31/1999             19318.00             19914.88      10816.33      -2.330484%        0.244051%
  2/28/1999             18630.00             19476.90      10829.49      -2.199257%        0.121729%
  3/31/1999             18502.00             19755.09      10862.41       1.428322%        0.303951%
  4/30/1999             19923.00             21626.21      10941.41       9.471555%        0.727273%
  5/31/1999             20114.00             21716.48      10941.41       0.417423%        0.000000%
  6/30/1999             20836.00             21964.09      10941.41       1.140192%        0.000000%
  7/31/1999             20487.00             21414.28      10974.33      -2.503229%        0.300842%
  8/31/1999             19624.00             20674.17      11000.66      -3.456142%        0.239952%
  9/30/1999             18478.00             19627.72      11053.32      -5.061628%        0.478755%
  10/31/1999            18626.00             20206.85      11073.07       2.950563%        0.178678%
  11/30/1999            18391.00             19836.23      11079.66      -1.834138%        0.059453%
  12/31/1999            18201.00             20367.59      11079.66       2.678771%        0.000000%
  1/31/2000             17320.00             19149.47      11112.57      -5.980686%        0.297089%
  2/29/2000             17272.00             18348.56      11178.41      -4.182448%        0.592417%
  3/31/2000             18742.00             20572.92      11270.57      12.122801%        0.824499%
  4/30/2000             18657.00             20655.22      11277.16       0.400081%        0.058411%
  5/31/2000             18951.00             21010.20      11290.32       1.718563%        0.116754%
  6/30/2000             17907.00             20227.10      11349.57      -3.727233%        0.524781%
  7/31/2000             17727.00             20699.82      11375.91       2.337053%        0.232019%
  8/31/2000             18752.00             21968.95      11375.91       6.131162%        0.000000%
  9/30/2000             18918.00             22179.30      11435.15       0.957485%        0.520833%
  10/31/2000            19374.00             22600.88      11454.90       1.900750%        0.172712%
  11/30/2000            19668.00             22306.19      11461.49      -1.303888%        0.057471%
  12/31/2000            21545.00             24273.96      11454.90       8.821642%       -0.057438%
  1/31/2001             21907.00             24185.83      11527.32      -0.363073%        0.632184%
  2/28/2001             21774.00             24083.59      11573.40      -0.422701%        0.399772%
  3/31/2001             21374.00             23416.69      11599.74      -2.769125%        0.227531%
  4/30/2001             22440.00             24703.86      11645.82       5.496797%        0.397276%
  5/31/2001             23220.00             25405.28      11698.49       2.839341%        0.452233%
  6/30/2001             23266.00             25066.58      11718.24      -1.333180%        0.168824%
  7/31/2001             23742.00             24965.94      11685.32      -0.401524%       -0.280899%
  8/31/2001             23590.00             24509.94      11685.32      -1.826490%        0.000000%
  9/30/2001             21525.00             22171.23      11737.99      -9.541879%        0.450704%
  10/31/2001            21849.00             22289.59      11698.49       0.533836%       -0.336512%
  11/30/2001            23344.00             23849.65      11678.74       6.999057%       -0.168824%
  12/31/2001            24231.00             24838.38      11632.65       4.145698%       -0.394589%
  1/31/2002             24772.00             25089.35      11658.99       1.010404%        0.226372%
  2/28/2002             25391.00             25496.91      11705.07       1.624444%        0.395257%
  3/31/2002             26658.00             26800.15      11770.90       5.111363%        0.562430%
  4/30/2002             26983.00             26782.51      11836.73      -0.065842%        0.559284%
  5/31/2002             26796.00             26742.16      11836.73      -0.150650%        0.000000%
  6/30/2002             25843.00             25548.25      11843.32      -4.464523%        0.055617%
  7/31/2002             24182.00             23047.15      11856.48      -9.789719%        0.111173%
  8/31/2002             24526.00             23315.33      11895.98       1.163618%        0.333148%
  9/30/2002             22325.00             20961.39      11915.73      -10.096103%       0.166021%
  10/31/2002            23376.00             21627.33      11935.48       3.176984%        0.165746%
  11/30/2002            24133.00             22989.15      11935.48       6.296788%        0.000000%
  12/31/2002            23688.00             22442.77      11909.15      -2.376692%       -0.220629%
  1/31/2003             22771.00             21821.17      11961.82      -2.769716%        0.442233%
  2/28/2003             22327.00             21459.44      12053.98      -1.657706%        0.770501%
  3/31/2003             22297.00             21532.69      12126.40       0.341322%        0.600765%
  4/30/2003             24162.00             23170.12      12100.07       7.604423%       -0.217155%
  5/31/2003             25287.00             25209.48      12080.32       8.801657%       -0.163221%
  6/30/2003             25326.00             25385.55      12093.48       0.698448%        0.108992%
  7/31/2003             26244.00             26174.50      12106.65       3.107862%        0.108873%
  8/31/2003             26569.00             27103.91      12152.73       3.550809%        0.380642%
  9/30/2003             26411.00             26893.41      12192.23      -0.776649%        0.325027%
  10/31/2003            28237.00             28867.39      12179.07       7.340046%       -0.107991%
  11/30/2003            28365.00             29703.87      12146.15       2.897641%       -0.270270%
  12/31/2003            29132.00             30986.13      12132.98       4.316807%       -0.108401%
  1/31/2004             29449.00             31803.74      12192.23       2.638656%        0.488334%
  2/29/2004             29954.00             32590.23      12258.06       2.472943%        0.539957%
  3/31/2004             29706.00             32642.77      12337.06       0.161199%        0.644468%
  4/30/2004             29162.00             31262.09      12376.56      -4.229670%        0.320171%
  5/31/2004             29637.00             32063.23      12448.98       2.562673%        0.585106%
  6/30/2004             30271.00             33207.64      12488.48       3.569242%        0.317292%
  7/31/2004             29548.00             32307.94      12468.73      -2.709337%       -0.158144%
  8/31/2004             29914.00             32828.20      12475.31       1.610336%        0.052798%
  9/30/2004             29914.00             33783.79      12501.65       2.910861%        0.211082%

                        199.14%               237.84%       25.02%

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS R                     9/30/04
-----------------------------------
1-Year                      +12.82%
-----------------------------------
Since Inception (1/1/02)     +8.71%
-----------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN RISING DIVIDENDS      RUSSELL MIDCAP                 FUNDSTATION     Russell MidCap    Consumer Price
      DATE           FUND - CLASS R            VALUE INDEX(4)      CPI(4)   PERFORM / CDA        Value           Index NSA
-----------------------------------------------------------------------------------------------------------------------------
  1/1/2002               10000.00                10000.00        10000.00
  1/31/2002              10276.00                10101.04        10022.64        2.76%           1.010404%         0.226372%
  2/28/2002              10535.16                10265.13        10062.25        2.52%           1.624444%         0.395257%
  3/31/2002              11064.53                10789.81        10118.85        5.02%           5.111363%         0.562430%
  4/30/2002              11202.15                10782.71        10175.44        1.24%          -0.065842%         0.559284%
  5/31/2002              11132.84                10766.47        10175.44       -0.62%          -0.150650%         0.000000%
  6/30/2002              10738.07                10285.79        10181.10       -3.55%          -4.464523%         0.055617%
  7/31/2002              10052.00                 9278.84        10192.42       -6.39%          -9.789719%         0.111173%
  8/31/2002              10197.65                 9386.81        10226.37        1.45%           1.163618%         0.333148%
  9/30/2002               9290.59                 8439.11        10243.35       -8.89%         -10.096103%         0.166021%
  10/31/2002              9733.57                 8707.22        10260.33        4.77%           3.176984%         0.165746%
  11/30/2002             10046.97                 9255.50        10260.33        3.22%           6.296788%         0.000000%
  12/31/2002              9867.17                 9035.52        10237.69       -1.79%          -2.376692%        -0.220629%
  1/31/2003               9490.48                 8785.26        10282.97       -3.82%          -2.769716%         0.442233%
  2/28/2003               9306.66                 8639.63        10362.20       -1.94%          -1.657706%         0.770501%
  3/31/2003               9302.64                 8669.12        10424.45       -0.04%           0.341322%         0.600765%
  4/30/2003              10084.14                 9328.35        10401.81        8.40%           7.604423%        -0.217155%
  5/31/2003              10559.27                10149.40        10384.83        4.71%           8.801657%        -0.163221%
  6/30/2003              10580.36                10220.29        10396.15        0.20%           0.698448%         0.108992%
  7/31/2003              10965.08                10537.93        10407.47        3.64%           3.107862%         0.108873%
  8/31/2003              11108.73                10912.11        10447.09        1.31%           3.550809%         0.380642%
  9/30/2003              11046.45                10827.36        10481.04       -0.56%          -0.776649%         0.325027%
  10/31/2003             11816.90                11622.09        10469.72        6.97%           7.340046%        -0.107991%
  11/30/2003             11874.15                11958.86        10441.43        0.48%           2.897641%        -0.270270%
  12/31/2003             12197.60                12475.10        10430.11        2.72%           4.316807%        -0.108401%
  1/31/2004              12338.23                12804.27        10481.04        1.15%           2.638656%         0.488334%
  2/29/2004              12556.21                13120.92        10537.63        1.77%           2.472943%         0.539957%
  3/31/2004              12453.75                13142.07        10605.55       -0.82%           0.161199%         0.644468%
  4/30/2004              12230.75                12586.20        10639.50       -1.79%          -4.229670%         0.320171%
  5/31/2004              12436.67                12908.74        10701.75        1.68%           2.562673%         0.585106%
  6/30/2004              12708.89                13369.49        10735.71        2.19%           3.569242%         0.317292%
  7/31/2004              12408.55                13007.26        10718.73       -2.36%          -2.709337%        -0.158144%
  8/31/2004              12573.28                13216.72        10724.39        1.33%           1.610336%         0.052798%
  9/30/2004              12573.28                13601.45        10747.03        0.00%           2.910861%         0.211082%

                            25.73%                  36.01%           7.47%


10 | Annual Report

ENDNOTES

THE FUND MAY INVEST IN STOCKS OF SMALLER-CAPITALIZATION COMPANIES, WHICH CARRY SPECIAL RISKS SUCH AS GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Source: Standard & Poor's Micropal. The Russell Midcap Value Index is market capitalization weighted and measures performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.



                                                              Annual Report | 11

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------
                                       BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                  VALUE 3/31/04      VALUE 9/30/04   PERIOD* 3/31/04-9/30/04
----------------------------------------------------------------------------------------------------
Actual                                      $1,000            $1,009.90                $6.08
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)    $1,000            $1,018.95                $6.11
----------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------
Actual                                      $1,000            $1,007.00                $8.78
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)    $1,000            $1,016.25                $8.82
----------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------
Actual                                      $1,000            $1,007.00                $8.78
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)    $1,000            $1,016.25                $8.82
----------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------
Actual                                      $1,000            $1,009.60                $6.28
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)    $1,000            $1,018.75                $6.31
----------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.21%; B: 1.75%; C: 1.75%; and R: 1.25%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


                                                              Annual Report | 13

FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN RISING DIVIDENDS FUND

                                                     --------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
CLASS A                                                    2004           2003          2002          2001          2000
                                                     --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $    27.03     $    22.87    $    22.71    $    20.02    $    21.28
                                                     --------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ........................          .35            .16           .13           .18           .16

 Net realized and unrealized gains (losses) ......         3.40           4.16           .87          2.70           .40
                                                     --------------------------------------------------------------------
Total from investment operations .................         3.75           4.32          1.00          2.88           .56
                                                     --------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................         (.16)          (.07)         (.11)         (.19)         (.15)

 Net realized gains ..............................         (.04)          (.09)         (.73)           --         (1.67)
                                                     --------------------------------------------------------------------
Total distributions ..............................         (.20)          (.16)         (.84)         (.19)        (1.82)
                                                     --------------------------------------------------------------------
Redemption fees ..................................           --(c)          --            --            --            --
                                                     --------------------------------------------------------------------
Net asset value, end of year .....................   $    30.58     $    27.03    $    22.87    $    22.71    $    20.02
                                                     ====================================================================

Total return(b) ..................................        13.86%         18.98%         4.27%        14.40%         2.95%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $1,285,585     $  832,195    $  502,150    $  297,316    $  261,571

Ratios to average net assets:

 Expenses ........................................         1.25%          1.37%         1.36%         1.45%         1.58%

 Net investment income ...........................         1.17%           .62%          .51%          .78%          .81%

Portfolio turnover rate ..........................         3.42%          4.23%         5.67%        18.72%        11.91%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


14 | See notes to financial statements. | Annual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

                                                        -------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
CLASS B                                                      2004           2003           2002          2001         2000
                                                        -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................    $   26.81      $   22.75      $   22.62     $   19.96    $   21.23
                                                        -------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ..........................          .19            .02             --           .06          .06

 Net realized and unrealized gains (losses) ........         3.36           4.14            .88          2.69          .39
                                                        -------------------------------------------------------------------
Total from investment operations ...................         3.55           4.16            .88          2.75          .45
                                                        -------------------------------------------------------------------
Less distributions from:

 Net investment income .............................         (.07)          (.01)          (.02)         (.09)        (.05)

 Net realized gains ................................         (.04)          (.09)          (.73)           --        (1.67)
                                                        -------------------------------------------------------------------
Total distributions ................................         (.11)          (.10)          (.75)         (.09)       (1.72)
                                                        -------------------------------------------------------------------
Redemption fees ....................................           --(c)          --             --            --           --
                                                        -------------------------------------------------------------------
Net asset value, end of year .......................    $   30.25      $   26.81      $   22.75     $   22.62    $   19.96
                                                        ===================================================================

Total return(b) ....................................        13.26%         18.33%          3.78%        13.77%        2.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................    $ 292,322      $ 176,837      $  45,522     $   4,934    $   1,684

Ratios to average net assets:

 Expenses ..........................................         1.79%          1.92%          1.93%         2.00%        2.13%

 Net investment income (loss) ......................          .63%           .07%          (.06)%         .24%         .27%

Portfolio turnover rate ............................         3.42%          4.23%          5.67%        18.72%       11.91%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


                         Annual Report | See notes to financial statements. | 15

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

                                                          ----------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS C                                                        2004          2003          2002         2001         2000
                                                          ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................   $   26.77     $   22.72     $   22.60    $   19.92    $   21.19
                                                          ----------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .............................         .19           .02           .01          .05          .06

 Net realized and unrealized gains (losses) ...........        3.36          4.13           .86         2.70          .39
                                                          ----------------------------------------------------------------
Total from investment operations ......................        3.55          4.15           .87         2.75          .45
                                                          ----------------------------------------------------------------
Less distributions from:

 Net investment income ................................        (.07)         (.01)         (.02)        (.07)        (.05)

 Net realized gains ...................................        (.04)         (.09)         (.73)          --        (1.67)
                                                          ----------------------------------------------------------------
Total distributions ...................................        (.11)         (.10)         (.75)        (.07)       (1.72)
                                                          ----------------------------------------------------------------
Redemption fees .......................................          --(c)         --            --           --           --
                                                          ----------------------------------------------------------------
Net asset value, end of year ..........................   $   30.21     $   26.77     $   22.72    $   22.60    $   19.92
                                                          ================================================================

Total return(b) .......................................       13.26%        18.30%         3.72%       13.78%        2.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................   $ 475,176     $ 289,700     $  94,734    $  32,074    $  23,870

Ratios to average net assets:

 Expenses .............................................        1.79%         1.93%         1.85%        1.99%        2.07%

 Net investment income ................................         .63%          .06%          .02%         .23%         .30%

Portfolio turnover rate ...............................        3.42%         4.23%         5.67%       18.72%       11.91%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


16 | See notes to financial statements. | Annual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

                                                                         ---------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
CLASS R                                                                        2004             2003            2002(d)
                                                                         ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........................            $    26.97       $    22.84       $    24.67
                                                                         ---------------------------------------------
Income from investment operations:

 Net investment income(a) ...................................                   .35              .14              .11

 Net realized and unrealized gains (losses) .................                  3.39             4.15            (1.85)
                                                                         ---------------------------------------------
Total from investment operations ............................                  3.74             4.29            (1.74)
                                                                         ---------------------------------------------
Less distributions from:

 Net investment income ......................................                  (.16)            (.07)            (.09)

 Net realized gains .........................................                  (.04)            (.09)              --
                                                                         ---------------------------------------------
Total distributions .........................................                  (.20)            (.16)            (.09)
                                                                         ---------------------------------------------
Redemption fees .............................................                    --(c)            --               --
                                                                         ---------------------------------------------
Net asset value, end of year ................................            $    30.51       $    26.97       $    22.84
                                                                         ============================================

Total return(b) .............................................                 13.82%           18.91%           (7.10)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............................            $   36,510       $   19,464       $    1,774

Ratios to average net assets:

 Expenses ...................................................                  1.29%            1.43%             1.41%e

 Net investment income ......................................                  1.13%             .56%              .46%e

Portfolio turnover rate .....................................                  3.42%            4.23%             5.67%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   For the period January 2, 2002 (effective date) to September 30, 2002.

(e)   Annualized.

                         Annual Report | See notes to financial statements. | 17

FRANKLIN MANAGED TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004

-----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN RISING DIVIDENDS FUND                                                               SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 95.9%
    COMMERCIAL SERVICES .3%
    ABM Industries Inc. .......................................................                  325,800         $  6,564,870
                                                                                                                 ------------
    CONSUMER DURABLES 3.5%
    Leggett & Platt Inc. ......................................................                2,040,000           57,324,000
    Russ Berrie & Co. Inc. ....................................................                  814,500           16,412,175
                                                                                                                 ------------
                                                                                                                   73,736,175
                                                                                                                 ------------
    CONSUMER NON-DURABLES 6.8%
    Alberto-Culver Co. ........................................................                1,254,450           54,543,486
    Altria Group Inc. .........................................................                   59,500            2,798,880
    Lancaster Colony Corp. ....................................................                  464,900           19,602,509
    Procter & Gamble Co. ......................................................                1,139,400           61,664,328
    Superior Uniform Group Inc. ...............................................                  224,200            3,071,540
                                                                                                                 ------------
                                                                                                                  141,680,743
                                                                                                                 ------------
    ELECTRONIC TECHNOLOGY 1.4%
    Cohu Inc. .................................................................                  284,400            4,203,432
    Diebold Inc. ..............................................................                  523,800           24,461,460
                                                                                                                 ------------
                                                                                                                   28,664,892
                                                                                                                 ------------
    FINANCE 35.2%
    AFLAC Inc. ................................................................                1,337,200           52,431,612
    American International Group Inc. .........................................                1,210,477           82,300,331
    Arthur J. Gallagher & Co. .................................................                1,157,000           38,331,410
    Erie Indemnity Co., A .....................................................                  637,000           32,499,740
    Fannie Mae ................................................................                1,161,000           73,607,400
    Freddie Mac ...............................................................                  451,900           29,481,956
    Mercantile Bankshares Corp. ...............................................                  576,950           27,670,522
    Mercury General Corp. .....................................................                  425,100           22,483,539
    National Commerce Financial Corp. .........................................                1,924,300           65,830,303
    Old Republic International Corp. ..........................................                3,292,800           82,418,784
    Peoples Bancorp Inc. ......................................................                  262,768            6,916,054
    RLI Corp. .................................................................                  551,524           20,709,726
    State Street Corp. ........................................................                1,421,500           60,712,265
    TrustCo Bank Corp. NY .....................................................                  678,121            8,693,511
    U.S. Bancorp ..............................................................                2,334,903           67,478,697
    Washington Mutual Inc. ....................................................                1,520,050           59,403,554
    Wilmington Trust Corp. ....................................................                  139,400            5,047,674
                                                                                                                 ------------
                                                                                                                  736,017,078
                                                                                                                 ------------
    HEALTH TECHNOLOGY 11.8%
    Becton, Dickinson & Co. ...................................................                  754,800           39,023,160
    Hillenbrand Industries Inc. ...............................................                1,644,900           83,116,797
    Pfizer Inc. ...............................................................                2,787,100           85,285,260
(a) West Pharmaceutical Services Inc. .........................................                1,809,600           37,730,160
                                                                                                                 ------------
                                                                                                                  245,155,377
                                                                                                                 ------------
    NON-ENERGY MINERALS 2.7%
    Nucor Corp. ...............................................................                  624,100           57,024,017
                                                                                                                 ------------


18 | Annual Report

FRANKLIN MANAGED TRUST

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN RISING DIVIDENDS FUND                                                                  SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
    PROCESS INDUSTRIES 6.4%
    Bemis Co. Inc. ...................................................................              801,800        $   21,311,844
    Donaldson Co. Inc. ...............................................................              611,200            17,351,968
    Myers Industries Inc. ............................................................              720,973             7,894,654
    Praxair Inc. .....................................................................            2,045,400            87,420,396
                                                                                                                   --------------
                                                                                                                      133,978,862
                                                                                                                   --------------
    PRODUCER MANUFACTURING 21.3%
    Baldor Electric Co. ..............................................................              144,666             3,422,798
    Brady Corp., A ...................................................................              247,600            12,075,452
    Carlisle Cos. Inc. ...............................................................            1,327,400            84,860,682
    CIRCOR International Inc. ........................................................               88,200             1,719,900
    Dover Corp. ......................................................................              577,400            22,443,538
    General Electric Co. .............................................................            2,475,500            83,127,290
    Graco Inc. .......................................................................              941,137            31,528,089
    Kaydon Corp. .....................................................................              293,800             8,452,626
    Roper Industries Inc. ............................................................            1,342,800            77,157,288
    Superior Industries International Inc. ...........................................            1,174,500            35,176,275
    Teleflex Inc. ....................................................................              808,800            34,374,000
    United Technologies Corp. ........................................................              549,200            51,284,296
                                                                                                                   --------------
                                                                                                                      445,622,234
                                                                                                                   --------------
    RETAIL TRADE 4.1%
    Family Dollar Stores Inc. ........................................................            3,154,900            85,497,790
                                                                                                                   --------------
    TECHNOLOGY SERVICES 2.4%
    Reynolds & Reynolds Co., A .......................................................            2,059,000            50,795,530
                                                                                                                   --------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $1,658,942,601) .............                              2,004,737,568
                                                                                                                   --------------
    SHORT TERM INVESTMENTS (COST $80,914,832) 3.9%
    MONEY FUND
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio ....................           80,914,832            80,914,832
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $1,739,857,433) 99.8% ....................................                              2,085,652,400
    OTHER ASSETS, LESS LIABILITIES .2% ...............................................                                  3,940,134
                                                                                                                   --------------
    NET ASSETS 100.0% ................................................................                             $2,089,592,534
                                                                                                                   ==============

(a)   See Note 7 regarding Holdings of 5% Voting Securities of Portfolio
      Companies.

(b) See Note 8 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


                         Annual Report | See notes to financial statements. | 19

FRANKLIN MANAGED TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004

                                                                                          ---------------
                                                                                          FRANKLIN RISING
                                                                                           DIVIDENDS FUND
                                                                                          ---------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..................................................           $1,634,217,302
  Cost - Non-controlled affiliated issuers (Note 7) ............................               24,725,299
  Cost - Sweep Money Fund (Note 8) .............................................               80,914,832
                                                                                           --------------
  Value - Unaffiliated issuers .................................................            1,967,007,408
  Value - Non-controlled affiliated issuers (Note 7) ...........................               37,730,160
  Value - Sweep Money Fund (Note 8) ............................................               80,914,832
 Receivables:
  Capital shares sold ..........................................................               10,809,554
  Dividends and interest .......................................................                2,828,763
                                                                                           --------------
       Total assets ............................................................            2,099,290,717
                                                                                           --------------
Liabilities:
 Payables:
  Investment securities purchased ..............................................                2,981,535
  Capital shares redeemed ......................................................                3,201,180
  Affiliates ...................................................................                3,385,302
 Other liabilities .............................................................                  130,166
      Total liabilities ........................................................                9,698,183
                                                                                           --------------
        Net assets, at value ...................................................           $2,089,592,534
                                                                                           ==============
Net assets consist of:
 Undistributed net investment income ...........................................           $   13,709,833
 Net unrealized appreciation (depreciation) ....................................              345,794,967
 Accumulated net realized gain (loss) ..........................................               15,778,210
 Capital shares ................................................................            1,714,309,524
                                                                                           --------------
        Net assets, at value ...................................................           $2,089,592,534
                                                                                           ==============


20 | See notes to financial statements. | Annual Report

FRANKLIN MANAGED TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2004

                                                                                              ---------------
                                                                                              FRANKLIN RISING
                                                                                               DIVIDENDS FUND
                                                                                              ---------------
CLASS A:
 Net assets, at value ..............................................................           $1,285,584,771
                                                                                               ==============
 Shares outstanding ................................................................               42,045,600
                                                                                               ==============
 Net asset value per share(a) ......................................................           $        30.58
                                                                                               ==============
 Maximum offering price per share (net asset value per share / 94.25%) .............           $        32.45
                                                                                               ==============
CLASS B:
 Net assets, at value ..............................................................           $  292,322,286
                                                                                               ==============
 Shares outstanding ................................................................                9,663,211
                                                                                               ==============
 Net asset value and maximum offering price per share(a) ...........................           $        30.25
                                                                                               ==============
CLASS C:
 Net assets, at value ..............................................................           $  475,175,620
                                                                                               ==============
 Shares outstanding ................................................................               15,731,015
                                                                                               ==============
 Net asset value and maximum offering price per share(a) ...........................           $        30.21
                                                                                               ==============
CLASS R:
 Net assets, at value ..............................................................           $   36,509,857
                                                                                               ==============
 Shares outstanding ................................................................                1,196,823
                                                                                               ==============
 Net asset value and maximum offering price per share(a) ...........................           $        30.51
                                                                                               ==============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 21

FRANKLIN MANAGED TRUST

STATEMENT OF OPERATIONS
for the year ended September 30, 2004

                                                                                             ---------------
                                                                                             FRANKLIN RISING
                                                                                              DIVIDENDS FUND
                                                                                             ---------------
Investment income:
 Dividends:
  Unaffiliated issuers .............................................................           $  41,276,493
  Non-controlled affiliated issuers (Note 7) .......................................                 760,032
  Sweep Money Fund (Note 8) ........................................................                 597,361
                                                                                               -------------
  Total investment income ..........................................................              42,633,886
                                                                                               -------------
Expenses:
 Management fees (Note 3) ..........................................................              10,431,175
 Distribution fees (Note 3)
  Class A ..........................................................................               4,927,171
  Class B ..........................................................................               2,465,994
  Class C ..........................................................................               4,068,661
  Class R ..........................................................................                 149,019
 Transfer agent fees (Note 3) ......................................................               2,926,254
 Accounting fees (Note 3) ..........................................................                  40,000
 Custodian fees (Note 4) ...........................................................                  33,039
 Reports to shareholders ...........................................................                 117,575
 Registration and filing fees ......................................................                 192,310
 Professional fees .................................................................                  58,954
 Trustees' fees and expenses .......................................................                  46,768
 Other .............................................................................                  52,310
                                                                                               -------------
  Total expenses ...................................................................              25,509,230
  Expense reductions (Note 4) ......................................................                    (231)
                                                                                               -------------
   Net expenses ....................................................................              25,508,999
                                                                                               -------------
    Net investment income ..........................................................              17,124,887
                                                                                               -------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments ........................................              16,873,434
  Net change in unrealized appreciation (depreciation) on investments ..............             159,219,313
                                                                                               -------------
Net realized and unrealized gain (loss) ............................................             176,092,747
                                                                                               -------------
Net increase (decrease) in net assets resulting from operations ....................           $ 193,217,634
                                                                                               =============


22 | See notes to financial statements. | Annual Report

FRANKLIN MANAGED TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended September 30, 2004 and 2003

                                                                                          ------------------------------------------
                                                                                                 FRANKLIN RISING DIVIDENDS FUND
                                                                                          ------------------------------------------
                                                                                                2004                      2003
                                                                                          ------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................          $    17,124,887           $     4,248,985
  Net realized gain (loss) from investments ....................................               16,873,434                 2,506,089
  Net change in unrealized appreciation (depreciation) on investments ..........              159,219,313               150,411,443
                                                                                          ------------------------------------------
      Net increase (decrease) in net assets resulting from operations ..........              193,217,634               157,166,517
Distributions to shareholders from:
 Net investment income:
  Class A ......................................................................               (5,124,283)               (1,586,483)
  Class B ......................................................................                 (529,986)                  (35,548)
  Class C ......................................................................                 (829,380)                  (58,587)
  Class R ......................................................................                 (121,804)                  (19,592)
 Net realized gains:
  Class A ......................................................................               (1,235,098)               (2,092,455)
  Class B ......................................................................                 (285,847)                 (245,781)
  Class C ......................................................................                 (472,640)                 (462,944)
  Class R ......................................................................                  (30,577)                  (23,150)
                                                                                          ------------------------------------------
 Total distributions to shareholders ...........................................               (8,629,615)               (4,524,540)
Capital share transactions: (Note 2)
  Class A ......................................................................              338,191,543               226,119,921
  Class B ......................................................................               90,333,139               113,822,110
  Class C ......................................................................              144,107,903               165,642,842
  Class R ......................................................................               14,169,576                15,787,912
                                                                                          ------------------------------------------
Total capital share transactions ...............................................              586,802,161               521,372,785
Redemption fees ................................................................                    6,900                        --
                                                                                          ------------------------------------------
      Net increase (decrease) in net assets ....................................              771,397,080               674,014,762
Net assets:
 Beginning of year .............................................................            1,318,195,454               644,180,692
                                                                                          ------------------------------------------
 End of year ...................................................................          $ 2,089,592,534           $ 1,318,195,454
                                                                                          ==========================================
Undistributed net investment income included in net assets:
 End of year ...................................................................          $    13,709,833           $     3,190,399
                                                                                          ==========================================


                         Annual Report | See notes to financial statements. | 23

FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund). The Fund seeks long-term capital appreciation. Preservation of capital is also an important consideration. The Fund invests at least 80% of its net assets in equity securities of companies that have paid consistently rising dividends.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. If events occur that materially affect the values of securities after the prices are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. All security valuation procedures are approved by the Board of Trustees.

b. Income Taxes

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.


24 | Annual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

e. Redemption Fees

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital as noted in the Statement of Changes in Net Assets.

f. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At September 30, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                      ---------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                                  2004                                        2003
                                                        SHARES               AMOUNT                SHARES              AMOUNT
                                                      ---------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...............................          18,971,456         $ 567,102,553           16,950,150        $ 423,590,362
 Shares issued in reinvestment of
    distributions ..........................             187,096             5,461,274              130,077            3,208,995
 Shares redeemed ...........................          (7,896,008)         (234,372,284)          (8,258,155)        (200,679,436)
                                                      ---------------------------------------------------------------------------
Net increase (decrease) ....................          11,262,544         $ 338,191,543            8,822,072        $ 226,119,921
                                                      ===========================================================================


                                                              Annual Report | 25

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                    --------------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                                 2004                                          2003
                                                    --------------------------------------------------------------------------------
                                                      SHARES                AMOUNT                 SHARES                AMOUNT
                                                    --------------------------------------------------------------------------------
CLASS B SHARES:
 Shares sold .............................           3,913,076           $ 115,516,852            5,212,913           $ 128,837,999
 Shares issued in reinvestment of
    distributions ........................              24,214                 701,721               10,097                 248,202
 Shares redeemed .........................            (869,904)            (25,885,434)            (628,597)            (15,264,091)
                                                    --------------------------------------------------------------------------------
 Net increase (decrease) .................           3,067,386           $  90,333,139            4,594,413           $ 113,822,110
                                                    ================================================================================
CLASS C SHARES:
 Shares sold .............................           7,103,069           $ 209,292,387            7,976,909           $ 197,839,477
 Shares issued in reinvestment of
    distributions ........................              38,312               1,108,453               18,855                 462,902
 Shares redeemed .........................          (2,233,858)            (66,292,937)          (1,341,870)            (32,659,537)
                                                    --------------------------------------------------------------------------------
 Net increase (decrease) .................           4,907,523           $ 144,107,903            6,653,894           $ 165,642,842
                                                    ================================================================================
CLASS R SHARES:
 Shares sold .............................             703,620           $  20,994,785              757,073           $  18,572,440
 Shares issued in reinvestment of
    distributions ........................               5,369                 156,344                1,564                  38,502
 Shares redeemed .........................            (233,729)             (6,981,553)            (114,756)             (2,823,030)
                                                    --------------------------------------------------------------------------------
 Net increase (decrease) .................             475,260           $  14,169,576              643,881           $  15,787,912
                                                    ================================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of the following entities:

--------------------------------------------------------------------------------------
ENTITY                                                          AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisory Services, LLC (Advisory Services)             Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton/Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
      .750%           First $500 million
      .625%           Over $500 million, up to and including $1 billion
      .500%           In excess of $1 billion


26 | Annual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

b. Administrative Fees

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund also pays accounting fees to Advisory Services as noted in the Statement of Operations.

c. Distribution Fees

The Fund reimburses Distributors up to .50%, 1.00%, 1.00% and .50% per year of its average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the year:

Sales charges received .........................................    $1,381,285
Contingent deferred sales charges retained .....................    $  499,451

e. Transfer Agent

The Fund paid transfer agent fees of $2,926,254, of which $1,920,695 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2004, the custodian fees were reduced as noted in the Statement of Operations.


                                                              Annual Report | 27

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

5. INCOME TAXES

At September 30, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income, and undistributed long-term capital gains for income tax purposes were as follows:

Cost of investments ......................................     $ 1,740,807,988
                                                               ----------------
Unrealized appreciation ..................................     $   382,296,193
Unrealized depreciation ..................................         (37,451,781)
                                                               ----------------
Net unrealized appreciation (depreciation) ...............     $   344,844,412
                                                               ================

Undistributed ordinary income ............................     $    13,709,833
Undistributed long term capital gains ....................          16,728,765
                                                               ----------------
Distributable earnings ...................................     $    30,438,598
                                                               ================

Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

The tax character of distributions paid during the years ended September 30, 2004 and 2003, was as follows:

                                            -------------------------
                                               2004           2003
                                            -------------------------
Distributions paid from:
 Ordinary income .....................      $6,605,453     $1,700,210
 Long term capital gain ..............       2,024,162      2,824,330
                                            -------------------------
                                            $8,629,615     $4,524,540
                                            =========================

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended September 30, 2004, aggregated $610,039,041 and $57,725,902, respectively.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at September 30, 2004 were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF SHARES                                   NUMBER OF                               REALIZED
                            HELD AT BEGINNING      GROSS           GROSS     SHARES HELD AT    VALUE AT    INVESTMENT    CAPITAL
NAME OF ISSUER                   OF YEAR         ADDITIONS       REDUCTIONS    END OF YEAR    END OF YEAR    INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical
Services Inc. .........               904,800      904,800               --      1,809,600    $37,730,160  $ 760,032            --
                                                                                              ------------------------------------
                                 TOTAL AFFILIATED SECURITIES (1.81% of Net Assets)            $37,730,160  $ 760,032            --
                                                                                              ------------------------------------


28 | Annual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc., (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

9. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On September 20, 2004, Franklin Resources, Inc. (Franklin Resources, Inc. and its subsidiaries are referred to collectively as the "Company") announced that an agreement has been reached by two of its subsidiaries, Franklin Advisers, Inc. ("Franklin Advisers") and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to an administrative complaint filed on February 4, 2004. The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the SEC, as described below.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS have consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts. The consent order has multiple sections, including "Statements of Fact" and "Violations of Massachusetts Securities Laws." The Company admitted the "Statements of Fact." The Company did not admit or deny the "Violations of the Massachusetts Securities Laws." While Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in its best interest and the interests of its funds' shareholders to settle this issue now and move forward.

On October 25, 2004, the State of Massachusetts filed an administrative complaint against Franklin Resources, Inc. ("FRI") alleging a violation of the Massachusetts Uniform Securities law (the "Act") in connection with having filed on September 20, 2004, an allegedly false and misleading report on Form 8-K with the SEC. The Massachusetts administrative complaint seeks an order calling for FRI to cease and desist from further violations of the Act and to pay an administrative fine in an amount to be determined.


                                                              Annual Report | 29

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

9. REGULATORY MATTERS (CONTINUED)

MASSACHUSETTS ADMINISTRATIVE PROCEEDING (CONTINUED)

FRI's SEC filing of September 20, 2004 described the settlement consent order with the State of Massachusetts and reported while "Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in the best interest of the Company and its funds' shareholders to settle this issue now and move forward." The October 25, 2004 State of Massachusetts administrative complaint alleges that this description of the settlement consent order was materially false and misleading under Massachusetts law. FRI's management disagrees with the allegation made in this administrative complaint and continues to believe that the description of the terms of the settlement consent order issued by the State of Massachusetts is neither false nor misleading.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement has been reached by Franklin Advisers with the SEC that resolves the issues resulting from the SEC's investigation of market timing activity and the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease-and-desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts administrative complaint described above.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers neither admits nor denies any wrongdoing, Franklin Advisers has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear which funds will receive distributions or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers to, among other things, enhance and periodically review compliance policies and procedures.


30 | Annual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

9. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees have been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers and Franklin Templeton Distributors, Inc. ("FTDI") concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office ("CAGO") also has advised the Company that the California Attorney General is authorized to bring a civil action against the Company and FTDI arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company's and funds' shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. The Company continues to have discussions towards resolving these governmental investigations.


                                                              Annual Report | 31

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

9. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

Various subsidiaries of the Company have also been named in multiple lawsuits filed in state courts in Illinois alleging breach of duty with respect to valuation of the portfolio securities of certain funds managed by such subsidiaries.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing governmental investigations or class actions or other lawsuits. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


32 | Annual Report

FRANKLIN MANAGED TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN RISING DIVIDENDS FUND

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FRANKLIN MANAGED TRUST SAN MATEO, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of the Franklin Rising Dividends Fund, a series of shares of Franklin Managed Trust, including the statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Franklin Rising Dividends Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 3, 2004,
except for Note 9, as to which the date is November 12, 2004


                                                              Annual Report | 33

FRANKLIN MANAGED TRUST

TAX DESIGNATION (UNAUDITED)

FRANKLIN RISING DIVIDENDS FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund hereby designates $16,873,434 as a capital gain dividend for the fiscal year ended September 30, 2004.

Under Section 854(b)(2) of the Code, the Fund hereby designates up to a maximum of $40,963,051 as qualified dividends for purposes of the maximum rate under
Section 1(h)(11) of the Code for the fiscal year ended September 30, 2004. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund hereby designates 100.00% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2004.


34 | Annual Report

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF    FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK T. CROHN (80)             Trustee          Since 1986   5                        Director, Unity Mutual Life Insurance
One Franklin Parkway                                                                   Company.
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Eastport Lobster & Fish Company; and FORMERLY, Chief Executive Officer and Chairman, Financial Benefit Life Insurance
Company (insurance and annuities) (until 1996); Chief Executive Officer National Benefit Life Insurance Co. (insurance) (1963-1982);
and Director, AmVestors Financial Corporation (until 1997).
------------------------------------------------------------------------------------------------------------------------------------
BURTON J. GREENWALD (74)        Trustee          Since 2001   12                       Director, Fiduciary Emerging Markets
One Franklin Parkway                                                                   Bond Fund PLC and Fiduciary International
San Mateo, CA 94403-1906                                                               Ireland Limited.
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, B.J. Greenwald Associates, management consultants to the financial services industry.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RUBENS II (74)          Trustee          Since 1986   12                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
------------------------------------------------------------------------------------------------------------------------------------
LEONARD RUBIN (78)              Trustee          Since 1986   12                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages personal investments); and FORMERLY, President, F.N.C. Textiles, Inc.; and Chairman of the
Board, Carolace Embroidery Co., Inc. (until 1996).
------------------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (79)       Trustee,         Trustee and  18                       None
One Parker Plaza, 9th Floor     President and    President
Fort Lee, NJ 07024-2920         Chief            since 1986
                                Executive        and Chief
                                Officer -        Executive
                                Investment       Officer-
                                Management       Investment
                                                 Management
                                                 since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Private Client Group, Inc.; President, Franklin Advisory Services, LLC.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of two of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 35

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF    FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (59)            Vice President   Since 1991   Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (52)             Chief            Since July   Not Applicable           None
One Franklin Parkway            Compliance       2004
San Mateo, CA 94403-1906        Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.,
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (42)            Treasurer        Since July   Not Applicable           None
One Franklin Parkway                             2004
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)         Vice President   Since 1995   Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer,
Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------


36 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF    FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (57)           Senior Vice      Since 2002   Not Applicable           None
500 East Broward Blvd.          President and
Suite 2100                      Chief Executive
Fort Lauderdale, FL             Officer -
33394-3091                      Finance and
                                Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (57)              Vice President   Since 2000   Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)           Vice President   Since 2000   Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (64)     Vice President   Since 1991   Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF    FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (67)          Vice President   Since 2002   Not Applicable           Director, FTI Banque, Arch Chemicals, Inc.
600 Fifth Avenue                - AML                                                  and Lingnan Foundation
Rockefeller Center              Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)          Vice President   Since 2000   Not Applicable           None
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (52)            Chief Financial  Since May    Not Applicable           None
500 East Broward Blvd.          Officer and      2004
Suite 2100                      Chief
Fort Lauderdale, FL             Accounting
33394-3091                      Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
LLC; and formerly, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** William J. Lippman is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer of some of the subsidiaries of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK T. CROHN AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. CROHN, WHO CURRENTLY IS A DIRECTOR OF VARIOUS COMPANIES AND CHAIRS THE FUNDS AUDIT COMMITTEE, QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS BUSINESS BACKGROUND AND EXPERIENCE, WHICH INCLUDES SERVICE AS CHIEF EXECUTIVE OFFICER OF NATIONAL BENEFIT LIFE INSURANCE COMPANY (1963-1982), CHIEF EXECUTIVE OFFICER OF FINANCIAL BENEFIT LIFE INSURANCE COMPANY (1982-1996), AND SERVICE AS A DIRECTOR OF AMVESTORS FINANCIAL CORPORATION UNTIL 1997. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. CROHN HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. CROHN IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


38 | Annual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 39

                      This page intentionally left blank.

LITERATURE REQUEST

TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II(1)
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Federal Money Fund(5), (6)
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5), (7)
Franklin Money Fund(5), (6)
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(8)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(9)
Tax-Exempt Money Fund(5), (6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(10)
Colorado
Connecticut
Florida(10)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(10)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(11)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6) Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

(7) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(8) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(9)   Portfolio of insured municipal securities.

(10) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(11) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/04                                              Not part of the annual report

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)                         One Franklin Parkway
      INVESTMENTS                                San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN RISING DIVIDENDS FUND

INVESTMENT MANAGER

Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

158 A2004 11/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank T. Crohn and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $20,500 for the fiscal year ended September 30, 2004 and $0 for the fiscal year ended September 30, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 29, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    November 29, 2004